================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09060

                               -----------------

                           HOLLAND SERIES FUND, INC.
              (Exact name of registrant as specified in charter)

                               -----------------

                                375 Park Avenue
                              New York, NY 10152
                   (Address of principal executive offices)

                               -----------------

                                   Copy to:

          Michael F. Holland                    Kristin Schantz, Esq.
        President and Treasurer          State Street Bank and Trust Company
       Holland Series Fund, Inc.        One Lincoln Street, Mailstop SUM0703
           One Greenley Road                 Boston, Massachusetts 02111
         New Canaan, CT 06840
                                                         and

                                                Timothy Diggins, Esq.
                                                    Ropes & Gray
                                                  Prudential Tower
                                                 800 Boylston Street
                                          Boston, Massachusetts 02119-3600
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-304-6552

                     Date of fiscal year end: September 30

            Date of reporting period: July 1, 2019 - June 30, 2020

================================================================================

Item 1.  Proxy Voting Record

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
3M Co.                     MMM    88579Y101  05/12/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Thomas "Tony" K. Brown
                                                      1b. Pamela J. Craig
                                                      1c. David B. Dillon
                                                      1d. Michael L. Eskew
                                                      1e. Herbert L. Henkel
                                                      1f. Amy E. Hood
                                                      1g. Muhtar Kent
                                                      1h. Dambisa F. Moyo
                                                      1i. Gregory R. Page
                                                      1j. Michael F. Roman
                                                      1k. Patricia A. Woertz
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: To Ratify the           Issuer           No vote  For
                                                      appointment of
                                                      PricewaterhouseCoopers LLP as 3M's
                                                      independent registered public
                                                      accounting firm.
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Advisory approval of    Issuer           No vote  For
                                                      executive compensation.
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Shareholder proposal    Security Holder  No vote  Against
                                                      on setting target amounts for CEO
                                                      compensation.
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
American Express Co.       AXP    025816109  05/05/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Charlene Barshefsky
                                                      1b. John J. Brennan
                                                      1c. Peter Chernin
                                                      1d. Ralph de la Vega
                                                      1e. Anne Lauvergeon
                                                      1f. Michael O. Leavitt
                                                      1g. Theodore J. Leonsis
                                                      1h. Karen L. Parkhill
                                                      1i. Lynn A. Pike
                                                      1j. Stephen J. Squeri
                                                      1k. Daniel L. Vasella
                                                      1l. Ronald A. Williams
                                                      1m. Christopher D. Young
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of         Issuer           No vote  For
                                                      appointment of
                                                      PricewaterhouseCoopers LLP as
                                                      independent registered public
                                                      accounting firm for 2020.
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Approval, on an         Issuer           No vote  For
                                                      advisory basis, of the Company's
                                                      executive compensation.
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Approval of Amended     Issuer           No vote  For
                                                      and Restated Incentive
                                                      Compensation Plan.
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Shareholder proposal    Security Holder  No vote  Against
                                                      relating to action by written
                                                      consent.
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Shareholder proposal    Security Holder  No vote  Against
                                                      relating to gender/racial pay
                                                      equity.
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                             Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue             Proposed by Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  ----------- --------- -------
Berkshire Hathaway, Inc.  BRK/A   084670108  05/02/20 Proposal 1: Election of Directors   Issuer       No vote  For
                                                      01-Warren E. Buffett
                                                      02-Charles T. Munger
                                                      03-Gregory E. Abel
                                                      04-Howard G. Buffett
                                                      05-Stephen B. Burke
                                                      06-Kenneth I. Chenault
                                                      07-Susan L. Decker
                                                      08-David S. Gottesman
                                                      09-Charlotte Guyman
                                                      10-Ajit Jain
                                                      11-Thomas S. Murphy
                                                      12-Ronald L. Olson
                                                      13-Walter Scott, Jr.
                                                      14-Meryl B. Witmer
                                                      -----------------------------------------------------------------
                                                      Proposal 2: Non-binding resolution  Issuer       No vote  For
                                                      to approve the compensation of the
                                                      Company's Named Executive
                                                      Officers, as described in the 2020
                                                      Proxy Statement.
                                                      -----------------------------------------------------------------
                                                      Proposal 3: Non-binding resolution  Issuer       No vote  3 Year
                                                      to determine the frequency
                                                      (whether annual, biennial or
                                                      triennial) with which shareholders
                                                      of the Company shall be entitled
                                                      to have an advisory vote on
                                                      executive compensation.
                                                      -----------------------------------------------------------------
                                                      Proposal 4: Shareholder proposal    Shareholder  No vote  Against
                                                      regarding diversity.
                                                      -----------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date                 Ballot Issue                Proposed by Vote Cast Rec.
------                    ------  ---------- -------- ---------------------------------------  ----------- --------- -----
Chubb Limited              CB     171232101  05/19/20 Proposal 1: Approval of the management     Issuer     No vote   For
                                                      report, standalone financial statements
                                                      and consolidated financial statements
                                                      of Chubb Limited for the year ended
                                                      December 31, 2019
                                                      --------------------------------------------------------------------
                                                      Proposal 2: Allocation of disposable
                                                      profit and distribution of a dividend
                                                      from reserves

                                                      2.1 Allocation of disposable profit        Issuer     No vote   For
                                                      2.2 Distribution of a dividend out of      Issuer     No vote   For
                                                      legal reserves (by way of release and
                                                      allocation to a dividend reverse)
                                                      --------------------------------------------------------------------
                                                      Proposal 3: Discharge of the Board of      Issuer     No vote   For
                                                      Directors
                                                      --------------------------------------------------------------------
                                                      Proposal 4: Election of Auditors

                                                      4.1 Election of PricewaterhouseCoopers     Issuer     No vote   For
                                                      AG (Zurich) as our statutory auditor

                                                      4.2 Ratification of appointment of         Issuer     No vote   For
                                                      PricewaterhouseCoopers LLP (United
                                                      States) as independent registered
                                                      public accounting firm for purposes of
                                                      U.S. securities law reporting
                                                      4.3 Election of BDO AG (Zurich) as         Issuer     No vote   For
                                                      special audit firm
                                                      --------------------------------------------------------------------
                                                      Proposal 5: Election of Directors          Issuer     No vote   For
                                                      5.1 Evan G. Greenberg
                                                      5.2 Michael G. Atieh
                                                      5.3 Sheila P. Burke
                                                      5.4 James I. Cash
                                                      5.5 Mary Cirillo
                                                      5.6 Michael P. Connors
                                                      5.7 John A. Edwardson
                                                      5.8 Robert J. Hugin
                                                      5.9 Robert W. Scully
                                                      5.10 Eugene B. Shanks, Jr.
                                                      5.11 Theodore E. Shasta
                                                      5.12 David H. Sidwell
                                                      5.13 Olivier Steimer
                                                      5.14 Frances F. Townsend
                                                      --------------------------------------------------------------------
                                                      Proposal 6: Election of Evan G.            Issuer     No vote   For
                                                      Greenberg as Chairman of the Board of
                                                      Directors
                                                      --------------------------------------------------------------------
                                                      Proposal 7: Election of the                Issuer     No vote   For
                                                      Compensation Committee of the Board of
                                                      Directors
                                                      7.1 Michael P. Connors                     Issuer     No vote   For
                                                      7.2 Mary Cirillo                           Issuer     No vote   For
                                                      7.3 John A. Edwardson                      Issuer     No vote   For
                                                      7.4 Frances F. Townsend                    Issuer     No vote   For
                                                      --------------------------------------------------------------------
                                                      Proposal 8: Election of Homburger AG as    Issuer     No vote   For
                                                      independent proxy
                                                      --------------------------------------------------------------------
                                                      Proposal 9: Amendment to the Articles      Issuer     No vote   For
                                                      of Association relating to authorized
                                                      share capital for general purposes
                                                      --------------------------------------------------------------------
                                                      Proposal 10: Reduction of share capital    Issuer     No vote   For
                                                      --------------------------------------------------------------------

                          Ticker             Meeting                                                           Mgmt.
Issuer                    Symbol  Cusip No.   Date              Ballot Issue             Proposed by Vote Cast Rec.
------                    ------  ---------  ------- ----------------------------------  ----------- --------- -----
                                                     Proposal 11: Approval of the          Issuer     No vote   For
                                                     maximum compensation of the Board
                                                     of Directors and Executive
                                                     Management
                                                     11.1 Compensation of the Board of     Issuer     No vote   For
                                                     Directors until the next annual
                                                     general meeting
                                                     ---------------------------------------------------------------
                                                     11.2 Compensation of Executive        Issuer     No vote   For
                                                     Management for the next calendar
                                                     year
                                                     ---------------------------------------------------------------
                                                     12: Advisory vote to approve          Issuer     No vote   For
                                                     executive compensation under U.S.
                                                     securities law requirements
                                                     ---------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
Comcast Corporation       CMCSA   20030N101  06/03/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      01-Kenneth J. Bacon
                                                      02-Madline S. Bell
                                                      03-Naomi M. Bergman
                                                      04-Edward D. Breen
                                                      05-Gerald L. Hassell
                                                      06-Jeffrey A. Honickman
                                                      07-Maritza G. Montiel
                                                      08-Asuka Nakahara
                                                      09-David C. Novak
                                                      10-Brian L. Roberts
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of the     Issuer           No vote  For
                                                      appointment of our independent
                                                      auditors
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Approval of amended     Issuer           No vote  For
                                                      2003 Stock Option Plan
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Approval of Amended     Issuer           No vote  For
                                                      2002 Restricted Stock Plan
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Advisory vote on        Issuer           No vote  For
                                                      executive compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: To provide a lobbying   Security Holder  No vote  Against
                                                      report
                                                      ---------------------------------------------------------------------
                                                      Proposal 7: To require an           Security Holder  No vote  Against
                                                      independent board chairman
                                                      ---------------------------------------------------------------------
                                                      Proposal 8: To conduct independent  Security Holder  No vote  Against investigation and report on risks
                                                      posed by failing to prevent sexual
                                                      harassment
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
Exxon Mobil Corp.          XOM    30231G102  05/27/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      01. Susan K. Avery
                                                      02. Angela F. Braly
                                                      03. Ursula M. Burns
                                                      04. Kenneth C. Frazier
                                                      05. Joseph L. Hooley
                                                      06. Steven A. Kandarian
                                                      07. Douglas R. Oberhelman
                                                      08. Samuel J. Palmisano
                                                      09. William C. Weldon
                                                      10. Darren W. Woods
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of         Issuer           No vote  For
                                                      Independent Auditors
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Advisory Vote to        Issuer           No vote  For
                                                      Approve Executive Compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Independent Chairman    Security Holder  No vote  Against
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Special Shareholder     Security Holder  No vote  Against
                                                      Meetings
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Report on               Security Holder  No vote  Against
                                                      Environmental Expenditures
                                                      ---------------------------------------------------------------------
                                                      Proposal 7: Report on Risks of      Security Holder  No vote  Against
                                                      Petrochemical Investments
                                                      ---------------------------------------------------------------------
                                                      Proposal 8: Report on Political     Security Holder  No vote  Against
                                                      Contributions
                                                      ---------------------------------------------------------------------
                                                      Proposal 9: Report on Lobbying      Security Holder  No vote  Against
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
Intel Corp.               INTC    458140100  05/14/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. James J. Goetz
                                                      1b. Alyssa Henry
                                                      1c. Omar Ishrak
                                                      1d. Risa Lavizzo-Mourey
                                                      1e. Tsu-Jae King Liu
                                                      1f. Gregory D. Smith
                                                      1g. Robert ("Bob") H. Swan
                                                      1h. Andrew M. Wilson
                                                      1i. Frank D. Yeary
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of         Issuer           No vote  For
                                                      selection of Ernst & Young LLP as
                                                      our independent registered public
                                                      accounting firm for 2020
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Advisory vote to        Issuer           No vote  For
                                                      approve executive compensation of
                                                      our listed officers
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Approval of amendment   Issuer           No vote  For
                                                      and restatement of 2006 Employee
                                                      Stock Purchase Plan
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Stockholder proposal    Security Holder  No vote  Against
                                                      on whether to allow stockholders
                                                      to act by written consent, if
                                                      properly presented at the meeting
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Stockholder proposal    Security Holder  No vote  Against
                                                      requesting a report on the global
                                                      median gender/racial pay gap, if
                                                      properly presented at the meeting
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------- --------------- --------- -------
Johnson & Johnson          JNJ    478160104  04/23/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Mary C. Beckerle
                                                      1b. D. Scott Davis
                                                      1c. Ian E.L. Davis
                                                      1d. Jennifer A. Doudna
                                                      1e. Alex Gorsky
                                                      1f. Marillyn A. Hewson
                                                      1g. Hubert Joly
                                                      1h. Mark B. McClellan
                                                      1i. Anne M. Mulcahy
                                                      1j. Charles Prince
                                                      1k. A. Eugene Washington
                                                      1l. Mark A. Weinbeger
                                                      1m. Ronald A. Williams
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Advisory Vote to        Issuer           No vote  For
                                                      Approve Named Executive Officer
                                                      Compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Ratification of         Issuer           No vote  For
                                                      Appointment of
                                                      PricewaterhouseCoopers LLP as the
                                                      Independent Registered Public
                                                      Accounting Firm for 2020
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Amendment to the        Issuer           No vote  For
                                                      Restated Certificate of
                                                      Incorporation to Permit Removal of
                                                      Directors Without Cause
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Independent Board Chair Security Holder  No vote  Against
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Report on Governance    Security Holder  No vote  Against
                                                      of Opioids-Related Risks
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
JPMorgan Chase & Co.       JPM    46625H100  05/19/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Linda B. Bammann
                                                      1b. Stephen B. Burke
                                                      1c. Todd A. Combs
                                                      1d. James S. Crown
                                                      1e. James Dimon
                                                      1f. Timothy P. Flynn
                                                      1g. Mellody Hobson
                                                      1h. Michael A. Neal
                                                      1i. Lee R. Raymond
                                                      1j. Virginia M. Rometty
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Advisory resolution to  Issuer           No vote  For
                                                      approve executive compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Ratification of         Issuer           No vote  For
                                                      independent registered public
                                                      accounting firm
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Independent Board       Security Holder  No vote  Against
                                                      Chairman
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Oil and gas company     Security Holder  No vote  Against
                                                      and project financing related to
                                                      the Arctic and the Canadian oil
                                                      sands
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Climate change          Security Holder  No vote  Against
                                                      reporting
                                                      ---------------------------------------------------------------------
                                                      Proposal 7: Amended shareholder     Security Holder  No vote  Against
                                                      written consent provisions
                                                      ---------------------------------------------------------------------
                                                      Proposal 8: Charitable              Security Holder  No vote  Against
                                                      contributions disclosure
                                                      ---------------------------------------------------------------------
                                                      Proposal 9: Gender/Racial pay       Security Holder  No vote  Against
                                                      equity
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
Microsoft Corp.           MSFT    594918104  12/04/19 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      01. William H. Gates III
                                                      02. Reid G. Hoffman
                                                      03. Hugh F. Johnston
                                                      04. Teri L. List-Stoll
                                                      05. Satya Nadella
                                                      06. Sandra E. Peterson
                                                      07. Penny S. Pritzker
                                                      8. Charles W. Scharf
                                                      9. Arne M. Sorenson
                                                      10. John W. Stanton
                                                      11. John W. Thompson
                                                      12. Emma Walmsley
                                                      13. Padmasree Warrior
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Advisory vote to        Issuer           No vote  For
                                                      approve named executive officer
                                                      compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Ratification of         Issuer           No vote  For
                                                      Deloitte & Touche LLP as our
                                                      independent auditor for fiscal
                                                      year 2020
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Shareholder Proposal -  Security Holder  No vote  Against
                                                      Report on Employee Representation
                                                      of Board of Directors
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Shareholder Proposal -  Security Holder  No vote  Against
                                                      Report on Gender Pay Gap
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
PepsiCo, Inc.              PEP    713448108  05/06/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Shona L. Brown
                                                      1b. Cesar Conde
                                                      1c. Ian M. Cook
                                                      1d. Dina Dublon
                                                      1e. Richard W. Fisher
                                                      1f. Michelle Gass
                                                      1g. Ramon Laguarta
                                                      1h. David C. Page
                                                      1i. Robert C. Pohlad
                                                      1j. Daniel Vasella
                                                      1k. Darren Walker
                                                      1l. Alberto Weisser
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of the     Issuer           No vote  For
                                                      appointment of KPMG LLP as the
                                                      Company's independent registered
                                                      public accounting firm for fiscal
                                                      year 2020.
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Advisory approval of    Issuer           No vote  For
                                                      the Company's executive
                                                      compensation.
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Shareholder proposal -  Security Holder  No vote  Against
                                                      Reduce Ownership Threshold to Call
                                                      Special Shareholder Meetings.
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Shareholder proposal -  Security Holder  No vote  Against
                                                      Report on Sugar and Public Health.
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                            Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue             Proposed by Vote Cast Rec.
------                    ------  ---------- -------- ----------------------------------  ----------- --------- -----
Schlumberger, Ltd.         SLB    806857108  04/01/20 Proposal 1: Election of Directors     Issuer     No vote   For
                                                      1a. Patrick de La Chevardiere
                                                      1b. Miguel M. Galuccio
                                                      1c. Olivier Le Peuch
                                                      1d. Tatiana A. Mitrova
                                                      1e. Lubna S. Olayan
                                                      1f. Mark G. Papa
                                                      1g. Leo Rafael Reif
                                                      1h. Henri Seydoux
                                                      1i. Jeff W. Sheets
                                                      ---------------------------------------------------------------
                                                      Proposal 2: Approval of the           Issuer     No vote   For
                                                      advisory resolution to approve our
                                                      executive compensation.
                                                      ---------------------------------------------------------------
                                                      Proposal 3: Approval of our           Issuer     No vote   For
                                                      consolidated balance sheet as of
                                                      December 31, 2019; our
                                                      consolidated statement of income
                                                      for the year ended December 31,
                                                      2019; and our Board of Directors'
                                                      declarations of dividends in 2019,
                                                      as reflected in our 2019 Annual
                                                      Report to Stockholders.
                                                      ---------------------------------------------------------------
                                                      Proposal 4: Ratification of the       Issuer     No vote   For
                                                      appointment of
                                                      PricewaterhouseCoopers LLP as
                                                      independent auditors for 2020.
                                                      ---------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
The Home Depot, Inc.       HD     437076102  05/21/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Gerard J. Arpey
                                                      1b. Ari Bousbib
                                                      1c. Jeffrey H. Boyd
                                                      1d. Gregory D. Brenneman
                                                      1e. J. Frank Brown
                                                      1f. Albert P. Carey
                                                      1g. Helena B. Foulkes
                                                      1h. Linda R. Gooden
                                                      1i. Wayne M. Hewett
                                                      1j. Manuel Kadre
                                                      1k. Stephanie C. Linnartz
                                                      1l. Craig A. Menear
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Ratification of the     Issuer           No vote  For
                                                      Appointment of KPMG LLP
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Advisory Vote to        Issuer           No vote  For
                                                      Approve Executive Compensation
                                                      ("Say-on-Pay")
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Shareholder Proposal    Issuer           No vote  For
                                                      Regarding Amendment of Shareholder
                                                      Written Consent Right
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Shareholder Proposal    Security Holder  No vote  Against
                                                      Regarding EEO-1 Disclosure
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Shareholder Proposal    Security Holder  No vote  Against
                                                      Regarding Executive Ownership
                                                      Guidelines
                                                      ---------------------------------------------------------------------
                                                      Proposal 7: Shareholder Proposal    Security Holder  No vote  Against
                                                      Regarding Electioneering
                                                      Contributions Conguency Analysis
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
The Walt Disney Company    DIS    254687106  03/11/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Susan E. Arnold
                                                      1b. Mary T. Barra
                                                      1c. Safra A. Catz
                                                      1d. Francis A. deSouza
                                                      1e. Michael B.G. Froman
                                                      1f. Robert A. Iger
                                                      1g. Maria Elena Lagomasino
                                                      1h. Mark G. Parker
                                                      1i. Derica W. Rice
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: To ratify the           Issuer           No vote  For
                                                      appointment of
                                                      PricewaterhouseCoopers LLP as the
                                                      Company's registered public
                                                      accountants for fiscal 2020.
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: To approve the          Issuer           No vote  For
                                                      advisory resolution on executive
                                                      compensation.
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: To approve an           Issuer           No vote  For
                                                      amendment to the Company's Amended
                                                      and Restated 2011 Stock Incentive
                                                      Plan.
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Shareholder proposal    Security Holder  No vote  Against
                                                      requesting an annual report
                                                      disclosing information regarding
                                                      the Company's lobbying policies
                                                      and activities.
                                                      ---------------------------------------------------------------------

                          Ticker             Meeting                                                                 Mgmt.
Issuer                    Symbol  Cusip No.   Date               Ballot Issue               Proposed by   Vote Cast  Rec.
------                    ------  ---------- -------- ----------------------------------  --------------- --------- -------
Walmart Inc.               WMT    931142103  06/03/20 Proposal 1: Election of Directors   Issuer           No vote  For
                                                      1a. Cesar Conde
                                                      1b. Timothy P. Flynn
                                                      1c. Sarah J. Friar
                                                      1d. Carla A. Harris
                                                      1e. Thomas W. Horton
                                                      1f. Marissa A. Mayer
                                                      1g. C. Douglas McMillon
                                                      1h. Gregory B. Penner
                                                      1i. Steven S. Reinemund
                                                      1j. S. Robson Walton
                                                      1k. Steuart L. Walton
                                                      ---------------------------------------------------------------------
                                                      Proposal 2: Advisory Vote to        Issuer           No vote  For
                                                      Approve Named Executive Officer
                                                      Compensation
                                                      ---------------------------------------------------------------------
                                                      Proposal 3: Ratification of         Issuer           No vote  For
                                                      Ernst & Young LLP as Independent
                                                      Accountants
                                                      ---------------------------------------------------------------------
                                                      Proposal 4: Approval of the         Issuer           No vote  For
                                                      Amendment to the ASDA Sharesave
                                                      Plan 2000
                                                      ---------------------------------------------------------------------
                                                      Proposal 5: Report of Impacts of    Security Holder  No vote  Against
                                                      Single-Use Plastic Bags
                                                      ---------------------------------------------------------------------
                                                      Proposal 6: Report on Supplier      Security Holder  No vote  Against
                                                      Antibiotics Use Standards
                                                      ---------------------------------------------------------------------
                                                      Proposal 7: Policy to Include       Security Holder  No vote  Against
                                                      Hourly Associates as Director
                                                      Candidates
                                                      ---------------------------------------------------------------------
                                                      Proposal 8: Request to Strengthen   Security Holder  No vote  Against
                                                      Prevention of Workplace Sexual
                                                      Harassment
                                                      ---------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:  /s/ Michael F. Holland
     --------------------------
     Michael F. Holland
     President and Treasurer
     August 27, 2020